Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Property, Plant and Equipment, Net
4. Property, Plant and Equipment, net
During the nine-month periods ended September 30, 2023 and 2022, the Company made purchases of plant and equipment (transmission network and other mobile and fixed assets) for an amount represented by net additions of Ps. 89,597,179 and Ps. 99,798,593, respectively. The depreciation of the period is represented by the amount of Ps. 77,925,179 (September 30, 2022: Ps. 87,158,682) and the Company registered a translation effect of foreign entities of Ps. 26,156,932 (September 30, 2022: Ps. 18,829,920).